Deferred tax assets and liabilities	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Deferred tax assets and liabilities	Deferred tax assets and liabilities

($ millions)	Property, plant & equipment	Intangible assets and deductible goodwill	Pensions and other benefit obligations of associates	Inventories	Tax loss carry-forwards	Other assets, provisions and accruals	Total
Gross deferred tax assets at December 31, 2022	31	4	79	352	231	642	1,339
Gross deferred tax liabilities at December 31, 2022	(307)	(1,529)	—	(26)	—	(130)	(1,992)
Net deferred tax balance at December 31, 2022	(276)	(1,525)	79	326	231	512	(653)

At December 31, 2022	(276)	(1,525)	79	326	231	512	(653)
(Charged)/credited to income	(22)	375	—	21	(40)	(25)	309
Credited/(charged) to equity	—	—	—	—	3	(15)	(12)
Credited/(charged) to other comprehensive income	—	—	6	—	—	(4)	2
Net deferred tax balance at December 31, 2023	(298)	(1,150)	85	347	194	468	(354)

Gross deferred tax assets at December 31, 2023	39	267	85	377	194	618	1,580
Gross deferred tax liabilities at December 31, 2023	(337)	(1,417)	—	(30)	—	(150)	(1,934)
Net deferred tax balance at December 31, 2023	(298)	(1,150)	85	347	194	468	(354)
The below table presents the Net deferred tax balance as of December 31, 2023 after offsetting $1.1 billion of deferred tax assets and liabilities within the same tax jurisdiction.

($ millions)	At December 31, 2023
Deferred tax assets	443
Deferred tax liabilities	(797)
Net deferred tax liabilities	(354)

($ millions)	Property, plant & equipment	Intangible assets	Pensions and other benefit obligations of associates	Inventories	Tax loss carry-forwards	Other assets, provisions and accruals	Total
Gross deferred tax assets at December 31, 2021	28	5	116	372	188	452	1,161
Gross deferred tax liabilities at December 31, 2021	(246)	(1,382)	—	(23)	—	(127)	(1,778)
Net deferred tax balance at December 31, 2021	(218)	(1,377)	116	349	188	325	(617)

At December 31, 2021	(218)	(1,377)	116	349	188	325	(617)
(Charged)/credited to income	(57)	102	1	(23)	(168)	180	35
Credited/(charged) to equity	—	—	—	—	12	(31)	(19)
(Charged) to other comprehensive income	—	—	(38)	—	—	(5)	(43)
Impact of business combination	(1)	(250)	—	—	142	43	(66)
Impact of asset acquisitions	—	—	—	—	57	—	57
Net deferred tax balance at December 31, 2022	(276)	(1,525)	79	326	231	512	(653)

Gross deferred tax assets at December 31, 2022	31	4	79	352	231	642	1,339
Gross deferred tax liabilities at December 31, 2022	(307)	(1,529)	—	(26)	—	(130)	(1,992)
Net deferred tax balance at December 31, 2022	(276)	(1,525)	79	326	231	512	(653)
The below table presents the Net deferred tax balance as of December 31, 2022 after offsetting $928 million of deferred tax assets and liabilities within the same tax jurisdiction.

($ millions)	At December 31, 2022
Deferred tax assets	411
Deferred tax liabilities	(1,064)
Net deferred tax liabilities	(653)
The below table presents deferred tax assets and deferred tax liabilities expected to have an impact on current taxes payable after more than twelve months.

($ billions)	At December 31, 2023	At December 31, 2022
Deferred tax assets	1.2	1.0
Deferred tax liabilities	1.8	1.9
For foreign unremitted earnings retained by consolidated entities for reinvestment, which amounted to $9 billion as of December 31, 2023 and December 31, 2022, no provision is made for income taxes that would be payable upon the distribution of these earnings. If these earnings were remitted, an income tax charge could result based on the tax statutes currently in effect.
IFRS exceptions to recognizing taxable temporary differences include an exception to recognizing a deferred tax liability arising on the initial recognition of goodwill from acquisitions. As such, we have not provided a deferred tax for goodwill from acquisitions which amounted to $8.9 billion as of December 31, 2023 and 2022.
The gross value of capital loss carryforwards for which no deferred tax assets were recognized amounted to $131 million at December 31, 2023 ($120 million at December 31, 2022), most of which will expire in three years.
Tax loss carryforwards are capitalized as deferred tax assets to the extent it is probable that sufficient taxable income will be available for the foreseeable future. The below tables presents the gross value of tax loss carryforwards that have or have not been recognized as deferred tax assets, with their expiry dates, as of December 31, 2023 and 2022.

($ millions)	Unrecognized	Recognized	Total at December 31, 2023
Within five years	3	29	32
More than five years	443	462	905
Not subject to expiry	—	681	681
Gross value of tax loss carryforwards	446	1,172	1,618

($ millions)	Unrecognized	Recognized	Total at December 31, 2022
Within five years	—	45	45
More than five years	438	608	1,046
Not subject to expiry	—	776	776
Gross value of tax loss carryforwards	438	1,429	1,867
No tax losses carried forward have expired in 2023, 2022 or 2021.